Condensed Consolidated Statement of Operations - USD ($)	3 Months Ended	6 Months Ended
	Jun. 30, 2016	Mar. 31, 2016
Income Statement [Abstract]
Net Revenues
REVENUE
COST OF SERVICE
GROSS PROFIT
Operating Expenses
GENERAL AND ADMINISTRATIVE EXPENSES	17,329	938
Software development	12,500	175,098
Costs paid to related parties (including $252,000 of stock compensation costs)		299,725
Total operating expenses	(29,829)	475,761
Net loss	$ (29,829)	$ (475,761)
Net loss per share, basic and diluted:	$ 0.00	$ 0.00
Weighted average number of common shares outstanding, basic and diluted	155,560,000	153,084,828